Loans Receivable, Net - Activity in Allowance for Loan Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans Receivable, Net
Beginning balance	¥ 93,926	¥ 5,863
Provisions	681	99,057
Reversal of allowance provided		(5,863)
Write off	(748)	(5,131)
Ending balance	¥ 93,859	¥ 93,926